Assets held for sale	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Assets held for sale
Assets held for sale
At December 31, 2018, the Company classified $672 of property, plant and equipment as “Assets held for sale” on the Consolidated Balance Sheets (2017 - $5,642). During the year ended December 31, 2018, impairment of assets held for sale amounting to $1,734 has been included in depreciation expense in the Consolidated Statements of Operations (2017 – $1,621). The write-down is the amount by which the carrying value of the related assets exceeded their fair value less costs to sell.